ACQUISITIONS (Tables) (Sixteen Training Centers [Member])	12 Months Ended
Dec. 31, 2014
Sixteen Training Centers [Member]
ACQUISITIONS [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities
	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	12,000
Prepaid and other current assets	8,942
Property and equipment	24,777
Intangible assets:
Student population	7,700	5.0
Goodwill	70,580
Total assets acquired	123,999
Deferred revenue	(20,942)
Deferred tax liabilities	(8,119)
Total	94,938